Long-Term Investments, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 10 — LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	As of
	Ownership interest	September 30, 2024	Ownership interest	December 31, 2023

Marketable equity securities:
Investment C	0.00%*	$1,380	0.00%*	$595

Non-marketable equity securities:
Investment A	8.37%	5,887,322	8.37%	5,826,703
Investment B	3.63%	306,123	3.63%	342,000
Investment D	4.47%	17,751,016	4.47%	16,880,384
Investment E, related party	4.00%	525,097	4.00%	522,531
Investment F	—	—	4.00%	2,152,251
		24,469,558		25,723,869

Investment G under purchase option		6,028,100		—
Net carrying value		$30,499,038		$25,724,464

*	Less than 0.001%

Investments in Marketable Equity Securities

Investments in equity securities, such as, marketable securities, are accounted for at its current market value with the changes in fair value recognized in net gain (loss). Investment C was listed and publicly traded on Nasdaq Stock Exchange.

As of September 30, 2024 and December 31, 2023, Investment C was recorded at fair value of $1,380 and $595, which were traded at a closing price of $21.21 and $9.15 per share, respectively.

Investments in Non-Marketable Equity Securities

Investments in non-marketable equity securities consist of investments in limited liability companies in which the Company’s interests are deemed minor and long-term, strategic investments in companies that are in various stages of development, and investments in close-ended partnership funds which concentrated in the healthcare sector. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses each of these investments on an individual basis, subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The Company is not required to determine the fair value of these investments unless impairment indicators existed. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

On February 5, 2024, the Company entered into a purchase and sale agreement with an independent third party to sell all its equity interest in Investment F for a purchase price of $2.15 million and the transaction was completed on February 19, 2024.

Investments Under Purchase Option

On September 6, 2024, the Company received the warrant containing a purchase option to acquire 285,353 units of Class C of the consultant, equal to 4.11% of its equity interest, at an exercise price of $0.001 per unit, over a period of 5 years (see Note 14). This warrant containing a purchase option of equity securities was recorded as an investment in non-marketable equity securities and measured at the fair value of $6,028,100 under ASC Topic 321, as of September 30, 2024.

Under ASC Topic 820-10, the warrant was classified as Level 3 due to the use of unobservable inputs. The fair value of the warrant is valued by an independent valuer using a Binominal pricing model with the following key inputs at the measurement date:

As of
September 30, 2024
Input
Share price	$52.57
Risk-free interest rate	2.54%
Volatility	43.00%
Exercise price	$0.001
Warrant remaining life	5 years

The following table presents the movement of non-marketable equity securities as of September 30, 2024 and December 31, 2023:

	As of
	September 30, 2024	December 31, 2023
Balance at beginning of period/year	$25,723,869	$34,589,767
Additions	—	288,581
Disposal	(2,152,251)	—
Adjustments:
Downward adjustments	(37,678)	(10,092,729)
Foreign exchange adjustment	935,618	938,250
Balance at end of period/year	$24,469,558	$25,723,869

Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:

	As of
	September 30, 2024	December 31, 2023

Downward adjustments (including impairment)	$(37,385,007)	$(37,347,329)
Upward adjustments	6,209,357	6,209,357
	$(31,175,650)	$(31,137,972)

Investment income (loss), net is recorded as other income (expense) in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss, and consisted of the following:

	For the three months ended September 30,
	2024	2023
Marketable equity securities:
Unrealized gain (loss) from the changes in fair value – Investment C	$404	$(11)

Non-marketable equity securities:
Unrealized loss (including impairment) – Investment F	—	(1,029,766)
Dividend income	—	236,870
Investment income (loss), net	$404	$(792,907)

	For the nine months ended September 30,
	2024	2023
Marketable equity securities:
Unrealized gain from the changes in fair value – Investment C	$778	$87
Realized gain from sale of Investment C	—	1,541,736

Non-marketable equity securities:
Unrealized loss (including impairment) – Investment B	(37,678)	—
Unrealized loss (including impairment) – Investment F	—	(2,457,537)
Dividend income	—	1,404,303
Investment (loss) income, net	$(36,900)	$488,589

NOTE 11 — LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	As of December 31,
	Ownership interest	2023	Ownership interest	2022

Marketable equity securities:
Investment C	0.00%*	$595	0.46%	$2,443,593

Non-marketable equity securities:
Investment A	8.37%	5,826,703	8.37%	5,717,678
Investment B	3.63%	342,000	3.63%	513,000
Investment D	4.47%#	16,880,384	4.92%	16,030,943
Investment E, related party	4.00%	522,531	4.00%	522,557
Investment F	4.00%	2,152,251	4.00%	11,805,589
Total		25,723,869		34,589,767

Net carrying value		$25,724,464		$37,033,360

*	Less than 0.001%
#	Decrease in percentage due to share dilution

Investments in Marketable Equity Securities

Investments in marketable equity securities are accounted for at their current market value with changes in fair value recognized in net loss. Investment C was listed and publicly traded on Nasdaq Stock Exchange.

During the year ended December 31, 2023, the Company sold 993,108 shares of Investment C at the average market price of $4.01 per share, resulting with a realized gain of $1,543,543.

As of December 31, 2023 and 2022, Investment C was recorded at fair value of $595 and $2,443,593, which were traded at a closing price of $9.15 and $2.46 per share, respectively.

Investments in Non-Marketable Equity Securities

Investments in non-marketable equity securities consist of investments in limited liability companies in which the Company’s interests are deemed minor and long-term, strategic investments in companies that are in various stages of development, and investments in a close-ended partnership funds which concentrated in the healthcare sector. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses each of these investments on an individual basis, subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The Company is not required to determine the fair value of these investments unless impairment indicators existed. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

Subsequently on February 5, 2024, the Company entered into a purchase and sale agreement with an independent third party to sell all of its equity interest in Investment F for a purchase price of $2.15 million and the transaction was completed on February 19, 2024.

The following table presents the movement of non-marketable equity securities as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Balance at beginning of year	$34,589,767	$25,496,534
Additions	288,581	16,228,690
Adjustments:
Upward adjustments	—	2,137,021
Downward adjustments (note)	(10,092,729)	(6,898,549)
Foreign exchange adjustment	938,250	(2,373,929)
Balance at end of year	$25,723,869	$34,589,767

Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:

	As of December 31,
	2023	2022
Downward adjustments (including impairment)	$(37,347,329)	$(27,254,600)
Upward adjustments	6,209,357	6,209,357
Total	$(31,137,972)	$(21,045,243)

Investment loss, net is recorded as other expense in the Company’s consolidated statements of operations and comprehensive loss, and consisted of the following:

	For the years ended December 31,
	2023	2022
Marketable equity securities:
Unrealized gain (loss) from the changes in fair value – Investment C	$272	$(5,330,652)
Realized gain from sale of Investment C	1,543,543	—

Non-marketable equity securities:
Unrealized (loss)/gains (including impairment) – Investment F	(9,922,184)	2,137,021
Unrealized (loss) (including impairment) – Investment B	(170,545)	(756,478)
Unrealized (loss) (including impairment) – Investment A	—	(6,142,071)
Dividend income	1,670,045	1,154,749
Investment loss, net	$(6,878,869)	$(8,937,431)

Note:

Downward adjustments represent unrealized loss (including impairment) of Investment B and F of $170,545 and $9,922,184 for the year ended December 31, 2023, respectively (2022: unrealized loss (including impairment) of Investment A and B of $6,142,071, and $756,478 respectively).